Document and Entity Information	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Entity Registrant Name	EVOGENE LTD.
Entity Central Index Key	0001574565
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Entity Address, Address Line One	13 Gad Feinstein Street
Entity Address, Address Line Two	Park Rehovot
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7638517
Entity Address, Country	IL
Entity File Number	001-36187